Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
NOTE 26. Subsequent Events

Climate Transaction

On June 9, 2015, Visteon Corporation and its wholly owned subsidiary, VIHI, LLC (collectively, “Visteon”) completed the sale to Hahn & Co. Auto Holdings Co., Ltd. (“Hahn”) and Hankook Tire Co., Ltd. (“Hankook” and, together with Hahn, the “Purchasers”) of all of its shares of Halla Visteon Climate Control Corporation, a Korean corporation (“HVCC”), for approximately $3.4 billion, or KRW 52,000 per share, after adjusting for the 2014 dividend paid by HVCC to Visteon (the “Climate Transaction”), pursuant to and in accordance with the Share Purchase Agreement, dated as of December 17, 2014 (the “HVCC Purchase Agreement”), among Visteon and the Purchasers. The Company received net cash proceeds of approximately $2.7 billion and recognized a pre-tax gain of approximately $2.3 billion in connection with the the closing of the Climate Transaction in June, 2015. See Note 4 "Divestitures" and Note 5 "Discontinued Operations" for additional disclosures.

In connection with the Climate Transaction, the Company has entered an agreement to purchase certain electronics operations located in India, expected to close in 2016 after legal separation and regulatory approvals are met. The Company recorded a repurchase obligation of $50 million in June, 2015, representing the estimated purchase price of the subject business. The Company has also entered an agreement with the Purchasers, in June 2015, pursuant to which Visteon will provide information technology ongoing and separation services for HVCC to fully operate as an independent entity with estimated costs of approximately $53 million.

Accordingly, the vast majority of assets and liabilities and operating results for the previously reported Climate Segment are presented as discontinued operations. Additionally, in May 2014, pursuant to a Master Purchase Agreement, as subsequently amended, Visteon agreed to divest substantially all of its global Interiors business (the "Interiors Divestiture"). The operating results of the operations associated with the Interiors Divestiture are presented as discontinued operations. Previously reported assets and liabilities associated with the Interiors Divestiture are presented as held for sale to conform with the Climate Transaction presentation.

Debt

The Company executed an Amendment to the Credit Agreement on March 25, 2015. The Amendment, among other things, provides for certain modifications to the Credit Agreement to permit Visteon’s sale of its ownership interest in HVCC and otherwise to update the Credit Agreement to account for HVCC no longer being a subsidiary of Visteon following the Climate Transaction. While certain waivers granted under the Amendment became effective on March 25, 2015, the amendments relating to the Climate Transaction became effective substantially concurrently with the consummation of the Climate Transaction. Under the Amendment, Term Lenders agree to waive the requirement that 100% of the Net Cash Proceeds received by the Borrower or any of its Restricted Subsidiaries from the Climate Transaction be used to prepay the Term Loans so long as such Net Cash Proceeds are used to prepay the Term Loans within five Business Days of the receipt of such Net Cash Proceeds in an amount sufficient to reduce the aggregate principal amount of Term Loans outstanding after giving effect to such prepayment to no more than $350 million.

As Visteon consummated the Climate transaction on June 9, 2015, the Company subsequently paid down $246 million term loan principal on June 12, 2015 to reduce aggregate principal amount of Term Loans outstanding to $350 million. In connection with the principal reduction, the 0.25% mandatory quarterly prepayment obligation was considered met, therefore Visteon will cease making quarterly amortization payments.

Share Repurchase Program

On June 11, 2015, the Company's board of directors authorized an additional $125 million of share repurchase for a total of $500 million available for share repurchase. On June 15, 2015, the Company entered into another ASB program with a third-party financial institution to purchase shares of common stock for an aggregate purchase price of $500 million. Under the program, the Company paid the financial institution $500 million and received an initial delivery of 3,712,297 shares of common stock, which is approximately 80% of the total number of shares of the Company’s common stock expected to be repurchased under the ASB Agreement based on the closing price of the Company’s common stock on June 15, 2015. The final number of shares to be repurchased will be based on the average of the daily volume-weighted average prices of the Company’s common stock during the term of the transaction, less an agreed discount and subject to adjustments pursuant to the terms and conditions of the ASB Agreement. The final settlement of the transaction under the ASB Agreement is expected to occur by the end of 2015 but may be accelerated at the option of the third-party financial institution.

Financial Instruments

During the three-months ended December 31, 2014, the Company entered into a foreign currency option contract with a notional value of $2,229 million to manage foreign currency exposure on anticipated KRW denominated proceeds in connection with the Climate Transaction. Approximately $660 million of this option contract was designated as a hedge of the Company's net investment in HVCC with the effective portion of the gain or loss reported in the AOCI component of Stockholders’ equity in the Company’s consolidated balance sheet. The gain or loss from the non-designated portion of this foreign currency option contract is recorded as Other expense, net in the Company’s consolidated statement of operations.

During the six months ended June 30, 2015, the Company entered into offsetting foreign currency option contracts and non-deliverable forwards with notional amounts of $2,229 million each to lower related premium expenses. Final settlement of these hedges occurred during the second quarter of 2015 in connection with the closing of the Climate Transaction. The Company recorded loss of $6 million for the six months ended June 30, 2015, reflecting the change in the fair value of the foreign currency option and forward contracts, which was classified as "Other (income) expense, net" in the Company’s consolidated statements of comprehensive income.

Investments in Affiliates

In June 2015, the Company completed the sale of its 12.5% ownership interest in Yangfeng Visteon Jinqiao Automotive Trim Systems Co., Ltd. ("Jinqiao"), a Chinese automotive supplier for proceeds of approximately $91 million and recorded a pre-tax gain of $62 million during the three and six months ended June 30, 2015.